UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5484

Zenix Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: September 30, 2003

ITEM 1.      REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                     [PHOTO]

                      ZENIX
                     Income
                    Fund Inc.

                                    [GRAPHIC]
                                   [GRAPHIC]




                               [GRAPHIC]



                                       Semi-Annual Report
                                       September 30, 2003

                                   [GRAPHIC]




                                                                  What's Inside



Letter from the Chairman..............................................  1

Schedule of Investments...............................................  4

Statement of Assets and Liabilities................................... 24

Statement of Operations............................................... 25

Statements of Changes in Net Assets................................... 26

Notes to Financial Statements......................................... 27

Financial Highlights.................................................. 33

Financial Data........................................................ 36

Additional Shareholder Information.................................... 37

Dividend Reinvestment Plan............................................ 38

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC]



                            Zenix Income Fund Inc.

                           LETTER FROM THE CHAIRMAN

[PHOTO] R. Jay Gerken
R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer


Dear Shareholder,

As you know, the high-yield bond market has confronted its share of challenges in recent years, including concerns about the economy, integrity of corporate financial statements and the war, to name a few. Although it has recently vacillated in reaction to a sharp rise in U.S. Treasury bond yields, the high-yield market has made significant strides over the six months ended September 30, 2003./i/ Because the high-yield market is more closely linked to the strength of corporate balance sheets than to interest rates, reports of declining rates of defaults on bond payments and an improved corporate earnings environment contributed to the market's performance.
Performance Review
During the six months ended September 30, 2003, the Zenix Income Fund Inc. distributed dividends to shareholders totaling $0.22 per share. The table below shows the six-month total return based on the fund's September 30, 2003 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price./ii/ Past performance is not indicative of future results.

                     Six-Month
Price Per Share  Total Return/iii/
---------------  -----------------
   $2.98 (NAV)        20.44%
   $3.68 (NYSE)        6.87%

Based on NAV, the fund significantly outperformed the unmanaged Citigroup High-Yield Market Index ("High-Yield Index"),/iv/ which returned 12.98% for the same period. The fund also outperformed the average of its Lipper peer group of high current yield (leveraged) closed-end funds, which

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                                   [GRAPHIC]

--------------------------------------------------------------------------------
returned 18.97% over the six months./v/ However, the performance of the fund's market price, which is determined by supply and demand for the fund's common shares, lagged the returns of the High-Yield Index.

In this environment of four-decade-low money market yields, higher-yielding bonds may seem to be more appealing. Remember, however, that high-yield bonds carry more credit risk than investment-grade issues. That is why it is critical to perform a thorough analysis before carefully investing in these bonds. In our opinion, this is all the more reason why investing in high-yield bonds with a professional fund manager is a more prudent strategy than buying these bonds directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer


October 15, 2003

The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 4 through 21 for a list and percentage breakdown of the fund's holdings.

/i/ Investments in high-yield securities and securities of foreign companies and governments, including emerging markets, involve risks beyond those inherent in solely higher-rated and domestic investments. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign investments involve additional risks, including economic, political and social factors and currency fluctuations. These risks are magnified in emerging markets. These and other risks are more fully described in the prospectus. Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.
/ii/ NAV is a price that reflects the value of the fund's underlying portfolio.
     However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares.
/iii/Total returns are based on changes in NAV or the market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares.
/iv/ The High-Yield Index is a broad-based unmanaged index of high-yield securities. Please note that an investor cannot invest directly in an index.
/v/ Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 26 funds in the high current yield (leveraged) closed-end funds category with reinvestment of dividends and capital gains.


                                   [GRAPHIC]

Take Advantage of the Fund's Dividend Reinvestment Plan!

   As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. Below is a summary of how the Plan works.

Plan Summary
   If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment then your dividends and capital gains distributions will be reinvested automatically in additional shares of the Fund.

   The number of shares of common stock of the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or higher than 98% of the net asset value per share ("NAV") on the determination date, you will be issued shares by the Fund at a price reflecting 98% of the NAV, or 95% of the market price, whichever is greater.

   If the market price is less than 98% of the NAV at the time of valuation (the close of business on the determination date), PFPC Inc. ("Plan Agent") will buy common stock for your account in the open market.

   If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above 98% of the previously determined NAV before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of 98% of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

   A more complete description of the current Plan appears in the section of this report beginning on page 38. To find out more detailed information about the Plan and about how you can participate, please call PFPC Inc. at (800) 331-1710.


                                   [GRAPHIC]

                                                        Schedule of Investments
                                                 September 30, 2003 (unaudited)

                                   [GRAPHIC]


  Face
 Amount+  Rating(a)                         Security                             Value
--------- --------- --------------------------------------------------------- ------------
CORPORATE BONDS AND NOTES -- 95.1%
Aerospace/Defense -- 0.4%
  330,000   CCC+    Dunlop Standard Aerospace Holdings PLC, Sr. Notes,
                      11.875% due 5/15/09.................................... $    358,050
                                                                              ------------
Airlines -- 1.3%
  315,000   C*      Air Canada, Sr. Notes, 10.250% due 3/15/11 (b)...........      122,850
1,723,537   Ca*     Airplanes Pass-Through Trust, Corporate Asset-Backed
                      Securities, Series 1, Class D, 10.875% due 3/15/19.....       51,706
                    Continental Airlines, Inc., Pass-Through Certificates:
  107,234   BB        Series 00-2, Class C, 8.312% due 4/2/11................       81,458
  420,000   B-        Series 01-2, Class D, 7.568% due 12/1/06...............      304,343
  275,000   BB-       Series 99-2, Class C-2, 7.434% due 3/15/06.............      257,834
                    United Air Lines, Inc., Pass-Through Certificates:
                      Class B:
  167,473   CCC         Series 00-1, 8.030% due 7/1/11.......................       25,433
  397,660   CCC+        Series 00-2, 7.811% due 10/1/09 (b)..................      109,685
  185,000   CCC+      Class C, Series 01-1, 6.831% due 9/1/08................       24,705
  156,834   A+      US Airways, Inc., Pass-Through Certificates, Series 99-1,
                      8.360% due 1/20/19.....................................      154,104
                                                                              ------------
                                                                                 1,132,118
                                                                              ------------
Apparel -- 1.9%
                    The Gap Inc., Notes:
   95,000   BB+       9.900% due 12/15/05....................................      106,875
   50,000   BB+       6.900% due 9/15/07.....................................       54,000
  300,000   BB+       10.550% due 12/15/08...................................      362,250
                    Levi Strauss & Co.:
   95,000   B         Notes, 7.000% due 11/1/06..............................       74,575
                      Sr. Notes:
  375,000   B           11.625% due 1/15/08..................................      309,375
  355,000   B           12.250% due 12/15/12.................................      285,775
  225,000   B-      Tropical Sportswear International Corp., Sr. Sub. Notes,
                      Series A, 11.000% due 6/15/08..........................      218,250
  230,000   B       The William Carter Co., Sr. Sub. Notes, Series B,
                      10.875% due 8/15/11....................................      257,600
                                                                              ------------
                                                                                 1,668,700
                                                                              ------------

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


 Face
Amount+ Rating(a)                      Security                          Value
------- --------- --------------------------------------------------- ------------
Auto Parts: Original Equipment Manufacturer -- 1.5%
120,000   Ba2*    Arvin Capital Trust I, Capital Securities,
                    9.500% due 2/1/27................................ $    117,000
                  Dana Corp., Notes:
340,000   BB        6.500% due 3/1/09................................      341,700
155,000   BB        10.125% due 3/15/10..............................      173,988
375,000   B-      Eagle-Picher Inc., Sr. Notes, 9.750% due 9/1/13 (c)      395,625
 30,000   CCC     LDM Technologies, Inc., Sr. Sub. Notes, Series B,
                    10.750% due 1/15/07..............................       30,150
100,000   B-      Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12      111,500
 75,000   B+      TRW Automotive Inc., Sr. Sub. Notes,
                    11.000% due 2/15/13 (c)..........................       87,750
                                                                      ------------
                                                                         1,257,713
                                                                      ------------
Automobile Manufacturers -- 0.6%
125,000   Baa1*   Ford Motor Co., Notes, 7.450% due 7/16/31..........      115,600
                  General Motors Corp.:
 75,000   Baa1*     Debentures, 8.375% due 7/15/33...................       78,641
350,000   Baa1*     Sr. Notes, 7.125% due 7/15/13....................      367,789
                                                                      ------------
                                                                           562,030
                                                                      ------------
Broadcasting/Multimedia -- 3.1%
 85,000   B-      Emmis Communications Corp., Sr. Discount Notes,
                    step bond to yield 9.958% due 3/15/11............       76,075
120,000   CCC     Imax Corp., Sr. Notes, 7.875% due 12/1/05..........      119,700
175,000   B       Muzak LLC/Muzak Finance Corp., Sr. Notes,
                    10.000% due 2/15/09..............................      183,750
 75,000   B-      NextMedia Operating, Inc., Sr. Sub. Notes,
                    10.750% due 7/1/11...............................       84,375
                  Paxson Communications Corp.:
240,000   CCC+      Sr. Sub. Discount Notes, step bond to yield
                      11.326% due 1/15/09............................      191,400
135,000   CCC+      Sr. Sub. Notes, 10.750% due 7/15/08..............      143,269
                  Pegasus Communications Corp., Sr. Notes, Series B:
 20,000   Ca*       9.625% due 10/15/05..............................       15,900
125,000   Ca*       9.750% due 12/1/06...............................       99,375
265,000   B2*     Radio One, Inc., Sr. Sub. Notes, Series B,
                    8.875% due 7/1/11................................      289,512

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


  Face
 Amount+  Rating(a)                       Security                           Value
--------- --------- ----------------------------------------------------- ------------
Broadcasting/Multimedia -- 3.1% (continued)
  125,000   B-      Spanish Broadcasting System, Inc., Sub. Notes,
                      9.625% due 11/1/09................................. $    132,812
  475,000   BBB+    Time Warner Inc., Sr. Debentures, 6.625% due 5/15/29.      484,888
                    Vivendi Universal S.A., Sr. Notes:
  625,000   B+        6.250% due 7/15/08 (c).............................      646,875
  200,000   B+        9.250% due 4/15/10 (c).............................      230,750
                                                                          ------------
                                                                             2,698,681
                                                                          ------------
Building Products -- 1.6%
   75,000   B-      Associated Materials Inc., Sr. Sub. Notes,
                      9.750% due 4/15/12.................................       79,688
  310,000   B-      Atrium Cos., Inc., Sr. Sub. Notes, Series B,
                      10.500% due 5/1/09.................................      333,250
  275,000   B-      Brand Services, Inc., Sr. Notes, 12.000% due 10/15/12      305,250
                    Nortek Holdings Inc., Series B:
  150,000   B+        Sr. Notes, 9.125% due 9/1/07.......................      155,250
  385,000   B-        Sr. Sub. Notes, 9.875% due 6/15/11.................      409,062
  155,000   Ca*     Oglebay Norton Co., Sr. Sub. Notes,
                      10.000% due 2/1/09.................................       68,975
                                                                          ------------
                                                                             1,351,475
                                                                          ------------
Cable/Satellite Television -- 8.9%
                    Charter Communications Holdings, LLC:
                      Sr. Discount Notes:
  710,000   CCC-        Step bond to yield 15.005% due 1/15/10...........      504,100
  490,000   CCC-        Step bond to yield 13.499% due 1/15/11...........      308,700
  320,000   CCC-        Step bond to yield 24.804% due 5/15/11...........      177,600
1,150,000   CCC-      Sr. Notes, 10.750% due 10/1/09.....................      945,875
                    CSC Holdings Inc.:
  425,000   BB-       Debentures, 7.625% due 7/15/18.....................      410,125
                      Sr. Notes:
  175,000   BB-         7.875% due 12/15/07..............................      179,813
                        Series B:
  225,000   BB-           8.125% due 7/15/09.............................      232,875
  125,000   BB-           7.625% due 4/1/11..............................      125,313
                      Sr. Sub. Debentures:
  825,000   B+          10.500% due 5/15/16..............................      911,625
  175,000   B+          9.875% due 4/1/23................................      181,125

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


 Face
Amount+     Rating(a)                         Security                             Value
-------     --------- --------------------------------------------------------- ------------
Cable/Satellite Television -- 8.9% (continued)
400,000       B1*     DIRECTV Holdings LLC, Sr. Notes,
                        8.375% due 3/15/13..................................... $    453,000
                      EchoStar DBS Corp., Sr. Notes:
625,000       BB-       10.375% due 10/1/07....................................      698,438
348,000       BB-       9.125% due 1/15/09.....................................      395,850
500,000       BB-       9.375% due 2/1/09......................................      535,625
165,000       B-      Insight Communications Co., Inc., Sr. Discount Notes,
                        step bond to yield 13.748% due 2/15/11.................      121,687
525,000       B+      Mediacom Broadband LLC, Sr. Notes,
                        11.000% due 7/15/13....................................      555,187
155,000       CCC-    Pegasus Satellite Communications, Inc., Sr. Discount
                        Notes, step bond to yield 12.380% due 3/1/07...........       99,975
795,000       BB-     Rogers Cablesystems Ltd., Sr. Sub. Debentures,
                        11.000% due 12/1/15....................................      904,312
                                                                                ------------
                                                                                   7,741,225
                                                                                ------------
Chemicals -- 3.7%
195,000       Ba2*    Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11.........      217,425
305,000       CCC+    Avecia Group PLC, Sr. Notes, 11.000% due 7/1/09..........      268,400
125,000       BB+     FMC Corp., Medium-Term Notes, Series A,
                        6.750% due 5/5/05......................................      127,344
                      Huntsman ICI Holdings LLC:
885,000       CCC+      Sr. Discount Notes, zero coupon bond to yield
                          13.262% due 12/31/09.................................      354,000
155,000       B-        Sr. Notes, 9.875% due 3/1/09...........................      163,525
310,000       B+      IMC Global Inc., Sr. Notes, Series B,
                        11.250% due 6/1/11.....................................      323,950
300,000       B+      International Specialty Holdings Inc., Sr. Secured Notes,
                        Series B, 10.625% due 12/15/09.........................      328,500
315,000       BB-     ISP Chemco Inc., Sr. Sub. Notes, Series B,
                        10.250% due 7/1/11.....................................      352,800
315,000       BB-     Lyondell Chemical Co., Sr. Secured Notes,
                        11.125% due 7/15/12....................................      310,275
125,000       BBB-    Methanex Corp., Sr. Notes, 8.750% due 8/15/12............      135,000
105,000       B-      OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11......      104,737
225,000       BB-     Rhodia S.A., Sr. Sub. Notes, 8.875% due 6/1/11 (c).......      222,187
 30,000       B+      Terra Capital, Inc., Sr. Secured Notes,
                        12.875% due 10/15/08...................................       33,300

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


 Face
Amount+ Rating(a)                       Security                          Value
------- --------- ---------------------------------------------------- ------------
Chemicals -- 3.7% (continued)
250,000   Ba3*    Westlake Chemical Corp., Sr. Notes,
                    8.750% due 7/15/11 (c)............................ $    260,625
                                                                       ------------
                                                                          3,202,068
                                                                       ------------
Coal -- 0.3%
230,000   BB      Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11....      263,350
                                                                       ------------
Construction/AG Equipment/Trucks -- 1.2%
135,000   BB-     Case Corp., Notes, 7.250% due 1/15/16...............      124,200
 75,000   BB-     Case Credit Corp., Notes, 6.750% due 10/21/07.......       76,500
 50,000   BB-     Case New Holland Inc., Sr. Notes,
                    9.250% due 8/11/11 (c)............................       54,000
100,000   B-      Columbus McKinnon Corp., Sr. Secured Notes,
                    10.000% due 8/1/10 (c)............................      105,750
265,000   B       Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10      307,400
120,000   B+      NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09....      132,600
250,000   B       Terex Corp., Sr. Sub. Notes, 8.875% due 4/1/08......      261,875
                                                                       ------------
                                                                          1,062,325
                                                                       ------------
Consumer Products and Services -- 3.3%
375,000   B+      AKI, Inc., Sr. Notes, 10.500% due 7/1/08............      395,625
                  American Greetings Corp.:
290,000   BBB-      Notes, 6.100% due 8/1/28..........................      295,075
140,000   BB+       Sr. Sub. Notes, 11.750% due 7/15/08...............      160,300
 30,000   CCC+    Doane Pet Care Co., Sr. Sub. Notes,
                    9.750% due 5/15/07................................       28,650
350,000   B-      Icon Health & Fitness, Inc., Sr. Sub. Notes,
                    11.250% due 4/1/12................................      377,125
                  Service Corp. International:
220,000   BB-       Debentures, 7.875% due 2/1/13.....................      213,400
                    Notes:
270,000   BB-         6.875% due 10/1/07..............................      270,000
635,000   BB-         6.500% due 3/15/08..............................      631,825
280,000   BB-     Sola International Inc., Notes, 6.875% due 3/15/08..      270,550
230,000   B+      Stewart Enterprises, Inc., Sr. Sub. Notes,
                    10.750% due 7/1/08................................      258,750
                                                                       ------------
                                                                          2,901,300
                                                                       ------------

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


 Face
Amount+ Rating(a)                        Security                            Value
------- --------- ------------------------------------------------------- ------------
Containers/Packaging -- 3.4%
                  Anchor Glass Container Corp., Sr. Secured Notes:
325,000   B+        11.000% due 2/15/13.................................. $    365,625
 50,000   B+        11.000% due 2/15/13 (c)..............................       56,250
600,000   BB      Owens-Brockway Glass Container Inc., Sr. Secured Notes,
                    8.875% due 2/15/09...................................      642,000
100,000   B+      Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05....      102,750
275,000   B+      Plastipak Holdings, Inc., Sr. Notes,
                    10.750% due 9/1/11...................................      302,500
                  Pliant Corp.:
175,000   B-        Sr. Secured Notes, 11.125% due 9/1/09 (c)............      189,000
 60,000   B-        Sr. Sub. Notes, 13.000% due 6/1/10...................       56,100
125,000   B       Radnor Holdings, Inc., Sr. Notes,
                    11.000% due 3/15/10 (c)..............................      106,250
275,000   BBB     Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)........      307,756
775,000   B       Stone Container Finance Corp., Sr. Notes,
                    11.500% due 8/15/06 (c)..............................      826,344
                                                                          ------------
                                                                             2,954,575
                                                                          ------------
Contract Drilling -- 0.5%
 60,000   CCC+    Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04 (d).       59,700
335,000   BB      Pride International, Inc., Sr. Notes,
                    10.000% due 6/1/09...................................      363,475
                                                                          ------------
                                                                               423,175
                                                                          ------------
Diversified Commercial Services -- 0.6%
400,000   B-      Advanstar Communications Inc., Sr. Secured Notes,
                    8.630% due 8/15/08 (c)...............................      405,500
100,000   B       Iron Mountain, Inc., Sr. Sub. Notes, 8.625% due 4/1/13.      107,000
180,000   D       Outsourcing Solutions Inc., Sr. Sub. Notes, Series B,
                    11.000% due 11/1/06 (b)..............................        1,800
                                                                          ------------
                                                                               514,300
                                                                          ------------
Diversified Financial Services -- 1.1%
375,000   B       JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12.........      412,500
405,000   Ba1*    Markel Capital Trust I, Capital Securities, Series B,
                    8.710% due 1/1/46....................................      415,707
185,000   BB+     PXRE Capital Trust I, Capital Trust Pass-Through
                    Securities, 8.850% due 2/1/27........................      160,950
                                                                          ------------
                                                                               989,157
                                                                          ------------

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


  Face
 Amount+  Rating(a)                       Security                          Value
--------- --------- ---------------------------------------------------- ------------
Diversified Manufacturing -- 2.4%
  220,000   NR      Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08. $    180,400
  465,000   Ba2*    Louisiana-Pacific Corp., Sr. Sub. Notes,
                      10.875% due 11/15/08..............................      542,887
  375,000   CCC+    Park-Ohio Industries, Inc., Sr. Sub. Notes,
                      9.250% due 12/1/07................................      356,250
  300,000   BBB-    Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11....      363,679
  385,000   B-      Tekni-Plex, Inc., Sr. Sub. Notes, Series B,
                      12.750% due 6/15/10...............................      379,225
  150,000   B2*     Tenneco Automotive Inc., Sr. Secured Notes,
                      10.250% due 7/15/13 (c)...........................      163,500
  100,000   BB-     Wolverine Tube, Inc., Sr. Notes, 10.500% due 4/1/09.      101,000
                                                                         ------------
                                                                            2,086,941
                                                                         ------------
Electric Utilities -- 2.6%
  105,000   BB+     Avista Corp., Sr. Notes, 9.750% due 6/1/08..........      122,850
                    Avon Energy Partners Holdings:
  375,000   Caa1*     Notes, 6.460% due 3/4/08 (c)......................      320,625
  350,000   Caa1*     Sr. Notes, 7.050% due 12/11/07 (c)................      299,250
  150,000   B+      CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04....      153,000
                    Edison Mission Energy, Sr. Notes:
  435,000   BB-       10.000% due 8/15/08...............................      384,975
  125,000   BB-       7.730% due 6/15/09................................      102,500
  525,000   BB-       9.875% due 4/15/11................................      451,500
  475,000   B1*     Reliant Resources Inc., Sr. Secured Notes,
                      9.500% due 7/15/13 (c)............................      429,875
                                                                         ------------
                                                                            2,264,575
                                                                         ------------
Electronic Components -- 0.8%
  430,000   B1*     Sanmina-SCI Corp., Sub. Debentures, zero coupon bond
                      to yield 10.805% due 9/12/20 (d)..................      214,462
  440,000   BBB-    Thomas & Betts Corp., Notes, 6.625% due 5/7/08......      446,600
                                                                         ------------
                                                                              661,062
                                                                         ------------
Energy -- 4.8%
                    Dynegy Holdings Inc.:
1,000,000   CCC+      Debentures, 7.625% due 10/15/26...................      760,000
  525,000   B-        Sr. Secured Notes, 7.700% due 7/15/08 (c).........      541,986

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


  Face
 Amount+  Rating(a)                          Security                              Value
--------- --------- ----------------------------------------------------------- ------------
Energy -- 4.8% (continued)
1,175,000   B       El Paso Corp., Medium-Term Notes, Sr. Notes,
                      7.750% due 1/15/32....................................... $    875,375
  250,000   BB-     Gulf Terra Energy Partners, L.P., Sr. Sub. Notes, Series B,
                      8.500% due 6/1/11........................................      270,625
  365,000   BB-     Leviathan Gas Pipeline Partners, L.P., Sr. Sub. Notes,
                      Series B, 10.375% due 6/1/09.............................      416,100
                    The Williams Cos., Inc.:
                      Notes:
  275,000   B+          7.625% due 7/15/19.....................................      257,125
  600,000   B+          7.875% due 9/1/21......................................      570,000
   75,000   B+          8.750% due 3/15/32.....................................       74,437
  400,000   B+        Sr. Notes, 8.625% due 6/1/10.............................      427,000
                                                                                ------------
                                                                                   4,192,648
                                                                                ------------
Environmental Services -- 1.7%
                    Allied Waste North America, Inc., Series B:
                      Sr. Notes:
  455,000   BB-         8.500% due 12/1/08.....................................      493,675
  245,000   BB-         7.875% due 1/1/09......................................      255,413
  630,000   B+        Sr. Sub. Notes, 10.000% due 8/1/09.......................      685,913
                                                                                ------------
                                                                                   1,435,001
                                                                                ------------
Finance Companies -- 1.4%
  225,000   CCC+    Athena Neurosciences Finance LLC, Sr. Notes,
                      7.250% due 2/21/08.......................................      183,375
  225,000   A3*     Ford Motor Credit Co., Notes, 7.250% due 10/25/11..........      235,168
  225,000   A3*     General Motors Acceptance Corp., Notes,
                      6.875% due 8/28/12.......................................      233,175
  470,000   B2*     Orion Power Holdings, Inc., Sr. Notes,
                      12.000% due 5/1/10.......................................      533,450
                                                                                ------------
                                                                                   1,185,168
                                                                                ------------
Foods and Beverages -- 1.6%
   75,000   B+      Ahold Finance USA Inc., Notes, 8.250% due 7/15/10..........       81,000
  155,000   B+      Cott Beverages Inc., Sr. Sub. Notes,
                      8.000% due 12/15/11......................................      167,594
  195,000   Ba2*    Dean Foods Co., Sr. Notes, 6.900% due 10/15/17.............      195,000

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


 Face
Amount+ Rating(a)                         Security                            Value
------- --------- -------------------------------------------------------- ------------
Foods and Beverages -- 1.6% (continued)
200,000   B       Del Monte Corp., Sr. Sub. Notes,
                    8.625% due 12/15/12 (c)............................... $    219,500
165,000   B       The Great Atlantic & Pacific Tea Co., Inc., Notes,
                    7.750% due 4/15/07....................................      155,925
395,000   B2*     Michael Foods, Inc., Sr. Sub. Notes, Series B,
                    11.750% due 4/1/11....................................      464,125
125,000   Caa1*   Mrs. Fields' Original Cookies, Inc., Sr. Sub. Notes,
                    Series B, 10.125% due 12/1/04.........................       63,125
                                                                           ------------
                                                                              1,346,269
                                                                           ------------
Health Industry Services -- 2.4%
400,000   B+      Dade Behring Holdings, Inc., Sr. Sub. Notes,
                    11.910% due 10/3/10...................................      454,000
120,000   B2*     Extendicare Health Services, Inc., Sr. Sub. Notes,
                    9.500% due 7/1/10.....................................      130,800
450,000   B-      Hanger Orthopedic Group, Inc., Sr. Sub. Notes,
                    11.250% due 6/15/09...................................      505,125
400,000   B-      InSight Health Services Corp., Sr. Sub. Notes, Series B,
                    9.875% due 11/1/11....................................      425,000
252,000   B       Total Renal Care Holdings, Inc., Sub. Notes,
                    7.000% due 5/15/09 (d)................................      264,285
305,000   B2*     Universal Hospital Services, Inc., Sr. Notes,
                    10.250% due 3/1/08....................................      318,725
                                                                           ------------
                                                                              2,097,935
                                                                           ------------
Home Builders -- 2.3%
                  D.R. Horton, Inc.:
285,000   Ba1*      Sr. Notes, 8.000% due 2/1/09..........................      312,788
160,000   Ba2*      Sr. Sub. Notes, 9.375% due 3/15/11....................      175,200
235,000   BB-     KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11.............      258,794
265,000   BBB-    Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10....      306,861
185,000   BB+     The Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10....      212,287
335,000   Ba2*    Schuler Homes, Inc., Sr. Sub. Notes,
                    10.500% due 7/15/11...................................      381,481
                  Standard Pacific Corp.:
205,000   BB        Sr. Notes, 8.500% due 4/1/09..........................      213,200
155,000   Ba3*      Sr. Sub. Notes, 9.250% due 4/15/12....................      170,112
                                                                           ------------
                                                                              2,030,723
                                                                           ------------

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


 Face
Amount+ Rating(a)                        Security                           Value
----------------------------------------------------------------------------------------
Home Furnishings -- 1.3%
100,000   B-      Home Interiors & Gifts, Inc., Sr. Sub. Notes,
                    10.125% due 6/1/08.................................. $    102,000
385,000   B-      Remington Products Co., LLC, Sr. Sub. Notes, Series D,
                    11.000% due 5/15/06.................................      393,662
 80,000   B-      Salton, Inc., Sr. Sub. Notes, 12.250% due 4/15/08.....       78,600
                  Sealy Mattress Co., Series B:
500,000   B-        Sr. Sub. Discount Notes, 10.875% due 12/15/07.......      513,750
 75,000   B-        Sr. Sub. Notes, 9.875% due 12/15/07.................       75,750
                                                                         ------------
                                                                            1,163,762
                                                                         ------------
Hospital - Nursing Management -- 1.0%
300,000   B-      AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13...      322,500
100,000   BB      Tenet Healthcare Corp., Sr. Notes,
                    5.375% due 11/15/06.................................       98,500
425,000   CCC+    Vanguard Health Systems, Inc., Sr. Sub. Notes,
                    9.750% due 8/1/11...................................      454,750
                                                                         ------------
                                                                              875,750
                                                                         ------------
Hotels/Casinos/Gaming -- 6.5%
370,000   B       Ameristar Casinos, Inc., Sr. Sub. Notes,
                    10.750% due 2/15/09.................................      422,725
275,000   B2*     Courtyard by Marriott II L.P., Sr. Notes, Series B,
                    10.750% due 2/1/08..................................      274,656
450,000   B1*     Felcor Lodging, L.P., Sr. Notes, 10.000% due 9/15/08..      486,000
                  Hilton Hotels Corp.:
100,000   BBB-      Notes, 7.625% due 12/1/12...........................      109,750
270,000   BBB-      Sr. Notes, 7.950% due 4/15/07.......................      297,000
283,000   Ba3*    HMH Properties, Inc., Sr. Secured Notes, Series A,
                    7.875% due 8/1/05...................................      291,490
100,000   B+      Horseshoe Gaming Holding Corp., Sr. Sub. Notes,
                    Series B, 8.625% due 5/15/09........................      107,625
515,000   Ba3*    Host Marriott, L.P., Notes, Series I,
                    9.500% due 1/15/07..................................      566,500
                  Mandalay Resort Group:
125,000   BB-       Sr. Sub. Debentures, 7.625% due 7/15/13.............      129,375
340,000   BB-       Sr. Sub. Notes, Series B, 10.250% due 8/1/07........      392,700
425,000   CCC+    Meristar Hospitality Operating Partnership, L.P.,
                    Sr. Notes, 10.500% due 6/15/09......................      461,125

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


  Face
 Amount+      Rating(a)                       Security                          Value
--------------------------------------------------------------------------------------------
Hotels/Casinos/Gaming -- 6.5% (continued)
                        MGM MIRAGE, Sr. Sub. Notes:
   155,000      Ba2*      9.750% due 6/1/07................................. $    176,119
   225,000      Ba2*      8.375% due 2/1/11.................................      248,625
                        Park Place Entertainment Corp., Sr. Sub. Notes:
   200,000      Ba2*      8.875% due 9/15/08................................      222,000
   100,000      Ba2*      7.875% due 3/15/10................................      107,500
   455,000      Ba2*      8.125% due 5/15/11................................      492,537
   320,000      B+      Station Casinos, Inc., Sr. Sub. Notes,
                          8.875% due 12/1/08................................      336,000
   455,000      B-      Venetian Casino Resort, LLC/Las Vegas Sands, Inc.,
                          Mortgage Secured Notes, 11.000% due 6/15/10.......      520,975
                                                                             ------------
                                                                                5,642,702
                                                                             ------------
Medical/Drugs -- 0.1%
    75,000      B-      aaiPharma Inc., Sr. Sub. Notes, 11.000% due 4/1/10..       84,000
                                                                             ------------
Multi-Sector Companies -- 0.4%
   297,000      BB+     Standard Commercial Tobacco Co., Inc., Sr. Notes,
                          8.875% due 8/1/05.................................      304,054
                                                                             ------------
Oil and Gas Production -- 2.6%
   305,000      B+      Magnum Hunter Resources, Inc., Sr. Notes,
                          9.600% due 3/15/12................................      333,975
    99,000      B       Nuevo Energy Co., Sr. Sub. Notes, Series B,
                          9.500% due 6/1/08.................................      104,569
   179,000      Aa2*    Pennzoil-Quaker State Co., Sr. Notes,
                          10.000% due 11/1/08...............................      215,901
                        Plains Exploration & Production Co., Sr. Sub. Notes:
   250,000      B         8.750% due 7/1/12 (c).............................      268,750
   155,000      B         Series B, 8.750% due 7/1/12.......................      166,625
                        Pogo Producing Co., Sr. Sub. Notes, Series B:
    60,000      BB        10.375% due 2/15/09...............................       64,650
    90,000      BB        8.250% due 4/15/11................................       98,325
   155,000      BB-     SESI, LLC, Sr. Notes, 8.875% due 5/15/11............      165,075
   125,000      B       Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12.      135,625

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


 Face
Amount+     Rating(a)                          Security                             Value
------------------------------------------------------------------------------------------------
Oil and Gas Production -- 2.6% (continued)
                      Vintage Petroleum, Inc.:
215,000       BB-       Sr. Notes, 8.250% due 5/1/12............................ $    232,737
                        Sr. Sub. Notes:
145,000       B1*         9.750% due 6/30/09....................................      155,150
 50,000       B1*         7.875% due 5/15/11....................................       52,125
250,000       Ba3*    Westport Resources Corp., Sr. Sub. Notes,
                        8.250% due 11/1/11......................................      274,375
                                                                                 ------------
                                                                                    2,267,882
                                                                                 ------------
Paper/Forestry Products -- 1.4%
                      Buckeye Technologies Inc., Sr. Sub. Notes:
155,000       B         9.250% due 9/15/08......................................      156,550
555,000       B         8.000% due 10/15/10.....................................      516,150
145,000       B+      Millar Western Forest Products Ltd., Sr. Notes,
                        9.875% due 5/15/08......................................      151,525
425,000       BB      Tembec Industries, Inc., Sr. Notes, 8.625% due 6/30/09....      420,750
                                                                                 ------------
                                                                                    1,244,975
                                                                                 ------------
Printing/Publishing -- 2.1%
175,000       B       Dex Media East LLC/Dex Media East Finance Co., Notes,
                        12.125% due 11/15/12....................................      212,188
250,000       B       Dex Media West LLC/Dex Media Finance Co.,
                        Sr. Sub. Notes, 9.875% due 8/15/13 (c)..................      283,750
155,000       B+      Garden State Newspapers, Inc., Sr. Sub. Notes, Series B,
                        8.750% due 10/1/09......................................      160,038
313,781       B-      Hollinger Participation Trust, Sr. Notes, Payment-in-Kind,
                        12.125% due 11/15/10 (c)................................      354,965
225,000       B       Houghton Mifflin Co., Sr. Discount Notes,
                        step bond to yield 11.500% due 10/15/13 (c).............      128,160
215,000       BB-     Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12..........      234,350
150,000       B       PEI Holdings, Inc., Sr. Notes, 11.000% due 3/15/10........      166,500
 75,000       B+      R.H. Donnelley Finance Corp. I, Sr. Sub. Notes,
                        10.875% due 12/15/12 (c)................................       88,875
100,000       B2*     Vertis Inc., Sr. Secured Notes, 9.750% due 4/1/09 (c).....      105,750
 98,000       B+      Yell Finance BV, Sr. Discount Notes, step bond to yield
                        12.263% due 8/1/11......................................       87,710
                                                                                 ------------
                                                                                    1,822,286
                                                                                 ------------

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


  Face
 Amount+      Rating(a)                        Security                            Value
--------------------------------------------------------------------------------------------
Rental/Leasing Companies -- 1.0%
   530,000      BBB-    Avis Group Holdings, Inc., Sr. Sub. Notes,
                          11.000% due 5/1/09................................... $    590,950
   305,000      B       Williams Scotsman, Inc., Sr. Notes, 9.875% due 6/1/07..      301,950
                                                                                ------------
                                                                                     892,900
                                                                                ------------
Restaurants -- 0.5%
    95,000      CCC+    American Restaurant Group, Inc., Sr. Secured Notes,
                          Series D, 11.500% due 11/1/06........................       66,975
   220,000      B3*     CKE Restaurants, Inc., Sr. Sub. Notes,
                          9.125% due 5/1/09....................................      222,200
   160,000      CCC-    Denny's Corp., Sr. Notes, 11.250% due 1/15/08..........       92,800
    80,000      B-      Friendly Ice Cream Corp., Sr. Notes,
                          10.500% due 12/1/07..................................       83,000
                                                                                ------------
                                                                                     464,975
                                                                                ------------
Retail - Other Specialty Stores -- 3.0%
    75,000      B       Cole National Group, Inc., Sr. Sub. Notes,
                          8.625% due 8/15/07...................................       74,250
                        J.C. Penney Co., Inc., Notes:
   450,000      BB+       8.000% due 3/1/10....................................      496,125
   309,000      BB+       9.000% due 8/1/12....................................      350,715
   177,000      B2*     Jo-Ann Stores, Inc., Sr. Sub. Notes, 10.375% due 5/1/07      186,735
   155,000      BB-     The Pep Boys -- Manny, Moe & Jack, Medium-Term
                          Notes, 6.710% due 11/3/04............................      157,325
    95,000      B-      Petro Stopping Centers L.P., Sr. Notes,
                          10.500% due 2/1/07...................................       95,950
                        Rite Aid Corp.:
   245,000      B-        Notes, 7.125% due 1/15/07............................      249,287
                          Sr. Notes:
   455,000      B-          7.625% due 4/15/05.................................      468,650
    75,000      B-          11.250% due 7/1/08.................................       84,375
   359,000      BB      Saks Inc., Notes, 9.875% due 10/1/11...................      425,415
                                                                                ------------
                                                                                   2,588,827
                                                                                ------------
Savings and Loan Associations -- 1.4%
 1,000,000      B3*     Ocwen Capital Trust I, Capital Securities,
                          10.875% due 8/1/27...................................      925,000
   312,000      NR      Ocwen Financial Corp., Notes, 11.875% due 10/1/03......      312,000
                                                                                ------------
                                                                                   1,237,000
                                                                                ------------

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


   Face
  Amount+    Rating(a)                       Security                           Value
--------------------------------------------------------------------------------------------
Semiconductors -- 0.9%
     320,000   CCC+    Amkor Technology, Inc., Sub. Notes,
                         5.000% due 3/15/07 (d)............................. $    292,800
     485,000   Ba3*    LSI Logic Corp., Sub. Notes, 4.000% due 2/15/05 (d)..      481,362
                                                                             ------------
                                                                                  774,162
                                                                             ------------
Telecommunications - Other -- 7.2%
                       AT&T Corp., Sr. Notes:
     425,000   BBB       7.800% due 11/15/11................................      492,132
     675,000   BBB       8.500% due 11/15/31................................      801,974
     175,000   B+      Avaya Inc., Sr. Secured Notes, 11.125% due 4/1/09....      203,438
545,000/EUR/   B-      Colt Telecom Group PLC, Bonds,
                         2.000% due 4/3/07 (c)(d)...........................      612,808
     350,000   B       Nortel Networks Corp., Notes, 6.875% due 9/1/23......      322,000
     155,000   B       Northern Telecom Capital Corp., Notes,
                         7.875% due 6/15/26.................................      149,575
                       Qwest Corp.:
     350,000   Ba3*      Debentures, 6.875% due 9/15/33.....................      309,750
     735,000   Ba3*      Notes, 8.875% due 3/15/12 (c)......................      819,525
                       Qwest Services Corp., Notes:
     225,000   CCC+      13.500% due 12/15/10 (c)...........................      263,250
     283,000   CCC+      14.000% due 12/15/14 (c)...........................      341,722
                       Sprint Capital Corp.:
     900,000   BBB-      Notes, 8.750% due 3/15/32..........................    1,073,164
     600,000   BBB-      Sr. Notes, 6.875% due 11/15/28.....................      587,173
335,000/GBP/   Ca*     Telewest Communications PLC, Sr. Notes,
                         5.250% due 2/19/07 (b)(c)(d).......................      242,231
                                                                             ------------
                                                                                6,218,742
                                                                             ------------
Telephone - Cellular -- 7.4%
      50,000   B2*     ACC Escrow Corp., Sr. Notes, 10.000% due 8/1/11 (c)..       54,000
     375,000   Caa2*   AirGate PCS, Inc., Sr. Sub. Notes, step bond to yield
                         15.651% due 10/1/09................................      288,750
     600,000   Caa3*   Alamosa (Delaware) Inc., Sr. Notes,
                         13.625% due 8/15/11................................      585,000
                       AT&T Wireless Services, Inc.:
     700,000   BBB       Notes, 8.125% due 5/1/12...........................      832,719
     775,000   BBB       Sr. Notes, 7.875% due 3/1/11.......................      903,696

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


  Face
 Amount+   Rating(a)                   Security                       Value
-------------------------------------------------------------------------------
Telephone - Cellular -- 7.4% (continued)
                     Crown Castle International Corp.:
   350,000   B3*       Sr. Discount Notes, step bond to yield
                         20.021% due 5/15/11...................... $    353,500
   430,000   B3*       Sr. Notes, 10.750% due 8/1/11..............      479,450
   200,000   CCC+    Dobson Communications Corp., Sr. Notes,
                       8.875% due 10/1/13 (c).....................      203,250
   525,000   NR      Dobson/Sygnet Communications Co., Sr. Notes,
                       12.250% due 12/15/08.......................      565,688
                     Nextel Communications, Inc.:
   850,000   B+        Sr. Discount Notes, 9.950% due 2/15/08.....      897,812
   850,000   B+        Sr. Notes, 9.375% due 11/15/09.............      926,500
   260,000   CCC+    Nextel Partners, Inc., Sr. Notes,
                       12.500% due 11/15/09.......................      297,700
                                                                   ------------
                                                                      6,388,065
                                                                   ------------
Transportation - Marine -- 0.5%
   200,000   B+      General Maritime Corp., Sr. Notes,
                       10.000% due 3/15/13........................      224,500
    95,000   CCC+    Trico Marine Services, Inc., Sr. Notes,
                       8.875% due 5/15/12.........................       69,825
   175,000   Baa2*   Windsor Petroleum Transport Corp., Notes,
                       7.840% due 1/15/21 (c).....................      162,094
                                                                   ------------
                                                                        456,419
                                                                   ------------
Unregulated Power Generation -- 2.4%
                     AES Corp.:
   615,000   B-        Sr. Notes, 9.500% due 6/1/09...............      636,525
                       Sr. Sub. Notes:
    25,000   B-          8.375% due 8/15/07.......................       24,438
    75,000   B-          8.500% due 11/1/07.......................       73,313
 1,545,000   B1*     Calpine Canada Energy Finance ULC, Sr. Notes,
                       8.500% due 5/1/08..........................    1,120,125
   290,000   B1*     Calpine Corp., Sr. Notes, 8.625% due 8/15/10.      205,900
    50,000   B1*     Reliant Resources Inc., Secured Notes,
                       9.250% due 7/15/10 (c).....................       45,500
                                                                   ------------
                                                                      2,105,801
                                                                   ------------

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


  Face
 Amount+      Rating(a)                          Security                             Value
--------------------------------------------------------------------------------------------------
Wireless Equipment -- 2.0%
                        American Tower Corp.:
   675,000      Caa1*     Sr. Notes, 9.375% due 2/1/09............................ $    691,875
   165,000      B3*       Sr. Sub. Discount Notes, zero coupon bond to yield
                            14.330% due 8/1/08....................................      110,550
                        SBA Communications Corp.:
   350,000      Caa2*     Sr. Discount Notes, 12.000% due 3/1/08..................      371,000
   175,000      Caa2*     Sr. Notes, 10.250% due 2/1/09...........................      158,375
   350,000      CCC+    SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10 (c).......      371,000
                                                                                   ------------
                                                                                      1,702,800
                                                                                   ------------
                        TOTAL CORPORATE BONDS AND NOTES
                        (Cost -- $77,205,074).....................................   82,615,666
                                                                                   ------------
 Shares
 ------
COMMON STOCK (e) -- 0.1%
Container/Packaging -- 0.0%
     6,729              Aurora Foods Inc..........................................          707
                                                                                   ------------
Telecommunications -- 0.0%
     7,160              Cincinnati Bell Inc.......................................       36,444
       870              McLeodUSA Inc., Class A Shares............................        1,209
                                                                                   ------------
                                                                                         37,653
                                                                                   ------------
Telephone - Cellular -- 0.1%
     7,082              Crown Castle International Corp...........................       66,642
                                                                                   ------------
                        TOTAL COMMON STOCK
                        (Cost -- $103,775)........................................      105,002
                                                                                   ------------
PREFERRED STOCK -- 0.4%
Aerospace/Defense -- 0.0%
 150/UNIT/              Northrop Grumman Corp., 7.250% due 11/16/04 (d)(f)........       14,670
                                                                                   ------------
Cable/Satellite Television -- 0.1%
       875              CSC Holdings, Inc., Series M, 11.125% due 4/1/08..........       91,656
                                                                                   ------------
Telecommunications -- 0.1%
     1,000              Global Crossing Holding Ltd., 6.750% due 4/15/12 (d)(e)(g)           20
       900              Motorola, Inc. (d)........................................       34,128
                                                                                   ------------
                                                                                         34,148
                                                                                   ------------

                      See Notes to Financial Statements.

                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)

                                   [GRAPHIC]


 Shares                            Security                             Value
-------------------------------------------------------------------------------
Telephone - Cellular -- 0.2%
 4,800   Crown Castle International Corp., 6.250% due 8/15/12 (d)..... $188,400
   182   Dobson Communications Corp., Payment-in-Kind,
           13.000% due 5/1/09.........................................   19,536

                                                                       --------
                                                                        207,936

                                                                       --------
         TOTAL PREFERRED STOCK
         (Cost -- $399,382)...........................................  348,410

                                                                       --------
Warrants
--------
WARRANTS (e) -- 0.0%
Broadcasting/Multimedia -- 0.0%
 2,450   UIH Australia Pacific, Inc., Expire 5/15/06 (c)..............        0

                                                                       --------
Containers/Packaging -- 0.0%
    60   Pliant Corp., Expire 6/1/10 (c)..............................       11

                                                                       --------
Finance Companies -- 0.0%
   335   Merrill Lynch & Co., Inc., Expire 5/1/09 (c).................        0

                                                                       --------
Internet Services -- 0.0%
   325   Cybernet Internet Services International, Inc., Expire 7/1/09        0
 1,170   WAM!NET Inc., Expire 3/1/05..................................       12

                                                                       --------
                                                                             12

                                                                       --------
Telecommunications - Other -- 0.0%
   265   GT Group Telecom Inc., Expire 2/1/10 (c).....................      199
 1,000   Iridium World Communications Ltd., Expire 7/15/05............       10
 7,130   Pagemart, Inc., Expire 12/31/03..............................       71
 1,300   RSL Communications, Ltd., Expire 11/15/06....................      183

                                                                       --------
                                                                            463

                                                                       --------
Wireless Equipment -- 0.0%
   165   American Tower Corp., Expire 8/1/08 (c)......................   20,295

                                                                       --------
         TOTAL WARRANTS
         (Cost -- $187,043)...........................................   20,781

                                                                       --------

                      See Notes to Financial Statements.

[GRAPHIC]



                                                        Schedule of Investments
                                     September 30, 2003 (unaudited) (continued)


   Face
  Amount                               Security                                Value
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.4%
$3,830,000 Merrill Lynch & Co., Inc., 0.950% due 10/1/03; Proceeds at
             maturity -- $3,830,101; (Fully collateralized by U.S. Treasury
             Bills, Notes and Bonds, 0.000% to 7.500% due 10/2/03 to
             11/15/16; Market value -- $3,906,606) (Cost -- $3,830,000).... $ 3,830,000

                                                                            -----------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $81,725,274**)......................................... $86,919,859

                                                                            ===========

------
+  Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) Security is currently in default.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Convertible security exchangeable for shares of common stock.
(e) Non-income producing security.
(f) Security has been issued with attached rights.
(g) The company filed for bankruptcy.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See pages 22 and 23 for definitions of ratings.

   Currency abbreviations used in this schedule:
   EUR -- Euro
   GBP -- British Pound

                      See Notes to Financial Statements.

                                                                   Bond Ratings
                                                                    (unaudited)

                                   [GRAPHIC]


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
           Capacity to pay interest and repay principal is extremely strong.
AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,  -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as
CCC        predominantly speculative with respect to the issuer's capacity to pay interest
and CC     and repay principal in accordance with the terms of the obligation. "BB"
           indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D       -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aa      -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                   [GRAPHIC]




                                                                   Bond Ratings
                                                        (unaudited) (continued)


A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
       Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba  -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B   -- Bonds rated "B" generally lack characteristics of desirable investments. Assur-
       ance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds rated "Caa" are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca  -- Bonds rated "Ca" represent obligations which are speculative in a high degree.
       Such issues are often in default or have other marked shortcomings.
C   -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR  -- Indicates that the bond is not rated by either Standard & Poor's or Moody's.

                                            Statement of Assets and Liabilities
                                                 September 30, 2003 (unaudited)

                                   [GRAPHIC]


ASSETS:
  Investments, at value (Cost -- $81,725,274)................................. $ 86,919,859
  Cash........................................................................        1,033
  Dividends and interest receivable...........................................    1,980,179
  Receivable for securities sold..............................................      156,050
  Other assets................................................................      138,037
                                                                               ------------
  Total Assets................................................................   89,195,158
                                                                               ------------
LIABILITIES:
  Payable for securities purchased............................................      234,214
  Investment advisory fee payable.............................................       36,415
  Administration fee payable..................................................       14,696
  Dividends payable to Auction Rate Cumulative Preferred Stockholders.........        9,492
  Accrued expenses............................................................      121,368
                                                                               ------------
  Total Liabilities...........................................................      416,185
                                                                               ------------
Auction Rate Cumulative Preferred Stock (2,400 shares authorized;
 1,400 issued and outstanding at $25,000 per share) (Note 5)..................   35,000,000
                                                                               ------------
Total Net Assets.............................................................. $ 53,778,973
                                                                               ============
NET ASSETS:
  Par value of capital shares................................................. $    180,589
  Capital paid in excess of par value.........................................  108,489,928
  Overdistributed net investment income.......................................     (536,856)
  Accumulated net realized loss from investment transactions..................  (59,549,454)
  Net unrealized appreciation of investments and foreign currencies...........    5,194,766
                                                                               ------------
Total Net Assets
 (Equivalent to $2.98 a share on 18,058,907 capital shares of $0.01 par value outstanding; 250,000,000 capital shares authorized).......................... $ 53,778,973
                                                                               ============

                      See Notes to Financial Statements.

                                   [GRAPHIC]




                                                        Statement of Operations
                                                       For the Six Months Ended
                                                 September 30, 2003 (unaudited)


 INVESTMENT INCOME:
   Interest...................................................... $ 4,354,594
   Dividends.....................................................       8,629
                                                                  -----------
   Total Investment Income.......................................   4,363,223
                                                                  -----------
 EXPENSES:
   Investment advisory fee (Note 2)..............................     217,285
   Administration fee (Note 2)...................................      86,969
   Shareholder communications....................................      73,275
   Audit and legal...............................................      71,713
   Auction participation fees (Note 5)...........................      44,652
   Custody.......................................................      30,807
   Directors' fees...............................................      28,077
   Listing fees..................................................      27,136
   Shareholder servicing fees....................................      26,079
   Rating agency fees............................................       8,088
   Auction agency fees...........................................       3,000
   Other.........................................................       7,303
                                                                  -----------
   Total Expenses................................................     624,384
                                                                  -----------
 Net Investment Income...........................................   3,738,839
                                                                  -----------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES (NOTE 3):
  Realized Gain (Loss) From:
    Investment transactions......................................    (538,513)
    Foreign currency transactions................................         794
                                                                  -----------
   Net Realized Loss.............................................    (537,719)
                                                                  -----------
  Change in Net Unrealized Appreciation From:
    Investments..................................................   7,015,408
    Foreign currencies...........................................        (853)
                                                                  -----------
   Increase in Net Unrealized Appreciation.......................   7,014,555
                                                                  -----------
 Net Gain on Investments and Foreign Currencies..................   6,476,836
                                                                  -----------
 Dividends Paid to Auction Rate Cumulative Preferred Stockholders
  From Net Investment Income.....................................    (214,837)
                                                                  -----------
 Increase in Net Assets From Operations.......................... $10,000,838
                                                                  ===========


                      See Notes to Financial Statements.

                                   [GRAPHIC]




                                            Statements of Changes in Net Assets
                                                       For the Six Months Ended
                                                 September 30, 2003 (unaudited)
                                              and the Year Ended March 31, 2003



                                                       September 30   March 31
                                                       ------------ -----------
OPERATIONS:
  Net investment income............................... $ 3,738,839  $ 7,783,448
  Net realized loss...................................    (537,719)  (3,078,973)
  Increase (decrease) in net unrealized appreciation..   7,014,555   (1,975,493)
  Dividends Paid to Auction Rate Cumulative Preferred
   Stockholders from net investment income ...........    (214,837)    (647,394)
                                                       -----------  -----------
  Increase in Net Assets From Operations..............  10,000,838    2,081,588
                                                       -----------  -----------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
  Net investment income...............................  (3,941,458)  (6,996,121)
  Capital.............................................          --     (866,104)
                                                       -----------  -----------
  Decrease in Net Assets From Distributions
   Paid to Common Stock Shareholders..................  (3,941,458)  (7,862,225)
                                                       -----------  -----------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net asset value of shares issued for
   reinvestment of dividends..........................     886,964    1,852,157
                                                       -----------  -----------
  Increase in Net Assets From Fund Share Transactions.     886,964    1,852,157
                                                       -----------  -----------
Increase (Decrease) in Net Assets.....................   6,946,344   (3,928,480)

NET ASSETS:
  Beginning of period.................................  46,832,629   50,761,109
                                                       -----------  -----------
  End of period*...................................... $53,778,973  $46,832,629
                                                       ===========  ===========
* Includes overdistributed net investment income of:..   $(536,856)   $(120,194)
                                                       ===========  ===========

                      See Notes to Financial Statements.

                                   [GRAPHIC]




                                                  Notes to Financial Statements
                                                                    (unaudited)


   1.  Significant Accounting Policies
   Zenix Income Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

   The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers; any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the last bid price quoted. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund including references to valuations of other securities which are considered comparable in quality, interest rate and maturity; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (e) dividend income is recorded on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends to common shareholders are recorded monthly by the Fund on the ex-dividend date. The holders of Auction Rate Cumulative Preferred Stock shall be entitled to

                                   [GRAPHIC]




                                                  Notes to Financial Statements
                                                        (unaudited) (continued)


receive dividends in accordance with an auction that will normally be held weekly and out of monies legally available to shareholders; (h) the Fund distributes capital gains, if any, at least annually; (i) the net asset value of the Fund's Common Stock is determined no less frequently than the close of business on the Fund's last business day of each week (generally Friday). It is determined by dividing the value of the net assets available to Common Stock by the total number of shares of Common Stock outstanding. For the purpose of determining the net asset value per share of the Common Stock, the value of the Fund's net assets shall be deemed to equal the value of the Fund's assets less
(1) the Fund's liabilities, (2) the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Auction Rate Cumulative Preferred Stock and (3) accumulated and unpaid dividends on the outstanding Auction Rate Cumulative Preferred Stock; (j) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

   In addition, the Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment-grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

                                   [GRAPHIC]




                                                  Notes to Financial Statements
                                                        (unaudited) (continued)



   In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to- market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

   2.  Advisory Agreement and Transactions with Affiliated Persons
   Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. For purposes of calculating the advisory fee, the liquidation value of any preferred stock of the Fund is not deducted in determining the Fund's average daily net assets. This fee is calculated daily and paid monthly.

   SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. For purposes of calculating this fee, the liquidation value of any preferred stock of the Fund is not deducted in determining the Fund's average daily net assets. This fee is calculated daily and paid monthly.

   All officers and one Director of the Fund are employees of Citigroup or its affiliates.

   3.  Investments
   During the six months ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-------------------------------------------------------------------------------
Purchases                                                           $14,814,173
-------------------------------------------------------------------------------
Sales                                                                18,369,561
-------------------------------------------------------------------------------

                                   [GRAPHIC]




                                                  Notes to Financial Statements
                                                        (unaudited) (continued)



   At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

 ------------------------------------------------------------------------------
 Gross unrealized appreciation                                     $ 9,549,143
 Gross unrealized depreciation                                      (4,354,558)
 ------------------------------------------------------------------------------
 Net unrealized appreciation                                       $ 5,194,585
 ------------------------------------------------------------------------------

   4.  Repurchase Agreements
   The Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

   5.  Auction Rate Cumulative Preferred Stock
   As of September 30, 2003, the Fund had 1,400 outstanding shares of Auction Rate Cumulative Preferred Stock ("ARCPS"). The ARCPS' dividends are cumulative at a rate determined at an auction, and the dividend period is typically seven days. Dividend rates ranged from 1.07% to 1.37% for the six months ended September 30, 2003.

   The ARCPS are redeemable under certain conditions by the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to the liquidation preference, which is the sum of $25,000 per share plus accumulated and unpaid dividends.

   The Fund is required to maintain certain asset coverages with respect to the ARCPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the ARCPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund's ability to pay dividends.

                                                  Notes to Financial Statements
                                                        (unaudited) (continued)


                                   [GRAPHIC]



   Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, currently acts as a broker/dealer in connection with the auction of ARCPS. After each auction, the auction agent will pay to each broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of ARCPS that the broker/dealer places at auction. For the six months ended September 30, 2003, CGM earned approximately $44,652 as the broker/dealer.


   6.  Common Stock
   Common stock transactions were as follows:

                                           Six Months Ended       Year Ended
                                           September 30, 2003   March 31, 2003
                                           ------------------ ------------------
                                           Shares    Amount   Shares    Amount
  ------------------------------------------------------------------------------
  Shares issued on reinvestment            247,290  $886,964  629,737 $1,852,157
  ------------------------------------------------------------------------------


   7.  Subsequent Event

   The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

[GRAPHIC]



                                                  Notes to Financial Statements
                                                        (unaudited) (continued)



   The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

   CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

   CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

   The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

                                   [GRAPHIC]



                                                           Financial Highlights

For a share of common stock outstanding throughout each year ended March 31, unless otherwise noted:

                                                   2003/(1)/  2003    2002    2001    2000    1999
                                                   --------  ------  ------  ------  ------  ------
Net Asset Value, Beginning of Period..............  $ 2.63   $ 2.95  $ 3.97  $ 5.02  $ 5.96  $ 6.96
                                                    ------   ------  ------  ------  ------  ------
Income (Loss) From Operations:
 Net investment income/(2)(3)/....................    0.21     0.44    0.61    0.88    0.78    0.82
 Net realized and unrealized gain (loss)/(3)/.....    0.37    (0.27)  (0.98)  (1.00)  (0.94)  (0.97)
 Dividends to 7.00% Cumulative Preferred Stock
   Shareholders from net investment income........      --       --      --   (0.04)  (0.13)  (0.14)
 Dividends Paid to Auction Rate Cumulative
   Preferred Stockholders from net
   investment income..............................   (0.01)   (0.04)  (0.09)  (0.23)     --      --
                                                    ------   ------  ------  ------  ------  ------
Total Income (Loss) From Operations...............    0.57     0.13   (0.46)  (0.39)  (0.29)  (0.29)
                                                    ------   ------  ------  ------  ------  ------
Underwriting Commission and Expenses of Issuance
 of Auction Rate Cumulative Preferred Stock.......      --       --      --   (0.05)     --      --
                                                    ------   ------  ------  ------  ------  ------
Change in Undeclared Dividends on Auction Rate
 Cumulative Preferred Stock.......................      --       --    0.00*   0.04      --      --
                                                    ------   ------  ------  ------  ------  ------
Distributions Paid to Common Stock Shareholders
From:
 Net investment income............................   (0.22)   (0.40)  (0.51)  (0.62)  (0.65)  (0.69)
 Capital..........................................      --    (0.05)  (0.05)  (0.03)     --   (0.02)
                                                    ------   ------  ------  ------  ------  ------
Total Distributions Paid to Common Stock
 Shareholders.....................................   (0.22)   (0.45)  (0.56)  (0.65)  (0.65)  (0.71)
                                                    ------   ------  ------  ------  ------  ------
Net Asset Value, End of Period....................  $ 2.98   $ 2.63  $ 2.95  $ 3.97  $ 5.02  $ 5.96
                                                    ======   ======  ======  ======  ======  ======
Market Price, End of Period.......................  $ 3.68   $ 3.66  $ 3.61  $ 4.82  $ 4.44  $ 5.88
                                                    ======   ======  ======  ======  ======  ======

                                   [GRAPHIC]




                                                           Financial Highlights
                                                                    (continued)


                               2003/(1)/    2003     2002      2001      2000      1999
                               --------   -------  -------   -------   -------   -------
Total Return, Based on
 Market Price/(4)(5)/.........    6.87%++   18.06%  (13.20)%   25.02%   (14.28)%  (12.53)%
                               =======    =======  =======   =======   =======   =======
Total Return, Based
 on Net Asset Value/(4)(5)/...   20.44%++    3.81%  (13.88)%   (8.97)%   (4.43)%   (4.38)%
                               =======    =======  =======   =======   =======   =======
Net Assets, End of Period
 (000s)....................... $53,779    $46,833  $50,761   $65,634   $80,234   $93,561
                               =======    =======  =======   =======   =======   =======
Ratios to Average Net Assets
Based on Common Shares
Outstanding/(6)/:
 Net investment income/(3)/...   14.45%+    17.52%   22.85%    19.12%#   13.90%    12.99%
 Expenses/(2)/................    2.41+      2.82     2.81      2.14#     3.73      3.34
Portfolio Turnover Rate.......      18%        73%      82%       85%       79%       91%

------
(1) For the six months ended September 30, 2003 (unaudited).
(2) The investment adviser waived a portion of its fees for the year ended March 31, 2001. If such fees had not been waived, the per share decrease to net investment income and the actual expense ratio would have been $0.00* and 2.21%, respectively.
(3) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of the change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 23.03%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6) Calculated on basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
#  Amount has been reclassified to conform to current year presentation.
*  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

                                   [GRAPHIC]




                                                           Financial Highlights
                                                                    (continued)


   The table below sets out information with respect to Auction Rate Cumulative Preferred Stock, 7.00% Cumulative Preferred Stock and Bank Credit Facility as of March 31, unless otherwise noted:

                                                   2003/(1)/  2003    2002    2001     2000     1999
                                                   --------  ------- ------- ------- -------- --------
Auction Rate Cumulative Preferred
Stock/(2)(3)(4)(5)/:
 Total Amount Outstanding (000s).................. $35,000   $35,000 $40,000 $50,000       --       --
 Asset Coverage Per Share.........................  63,414    58,452  56,726  57,828       --       --
 Involuntary Liquidating Preference Per Share/(6)/  25,000    25,000  25,000  25,000       --       --
 Average Market Value Per Share/(6)/..............  25,000    25,000  25,000  25,000       --       --
7.00% Cumulative Preferred Stock/(7)/:
 Total Amount Outstanding (000s)..................      --        --      --      -- $ 30,000 $ 30,000
 Asset Coverage Per Share.........................      --        --      --      --    2,340    2,560
 Involuntary Liquidating Preference Per Share/(6)/      --        --      --      --    1,000    1,000
 Average Market Value Per Share/(6)/..............      --        --      --      --    1,000    1,000
PNC Bank Credit Facility/(8)/:
 Total Amount Outstanding (000s)..................      --        --      --      --   30,000   30,000
 Asset Coverage (000s)............................      --        --      --      --  140,200  153,600

------
(1) As of September 30, 2003 (unaudited).
(2) On April 14, 2000, the Fund issued 2,400 shares of Auction Rate Cumulative Preferred Stock at $25,000 per share.
(3) On December 27, 2000, the Fund redeemed 400 shares of Auction Rate Cumulative Preferred Stock at $25,000 per share.
(4) On October 30, 2001, the Fund redeemed 400 shares of Auction Rate Cumulative Preferred Stock at $25,000 per share.
(5) On August 28, 2002, the Fund redeemed 200 shares of Auction Rate Cumulative Preferred Stock at $25,000 per share.
(6) Excludes accrued interest or accumulated undeclared dividends.
(7) On April 14, 2000, the Fund redeemed in full its shares of 7.00% Cumulative Preferred Stock.
(8) On April 14, 2000, the Fund's $35,000,000 line of credit with PNC Bank was extinguished.

                                   [GRAPHIC]




                                                                 Financial Data
                                                                    (unaudited)


For a share of common stock outstanding throughout each period:

                                                             Dividend
                              NYSE      Net Asset Dividend Reinvestment
Record Date Payable Date Closing Price*  Value*     Paid      Price
-----------------------------------------------------------------------
 4/24/01      4/27/01        $4.590       $3.79   $0.0540     $4.361
 5/22/01      5/25/01         4.600        3.81    0.0540      4.370
 6/26/01      6/29/01         4.570        3.46    0.0520      4.342
 7/24/01      7/27/01         4.730        3.37    0.0520      4.510
 8/28/01      8/31/01         4.540        3.39    0.0520      4.294
 9/25/01      9/28/01         3.790        2.97    0.0465      3.610
 10/23/01     10/26/01        3.660        2.99    0.0465      3.563
 11/27/01     11/30/01        3.460        3.13    0.0465      3.316
 12/24/01     12/28/01        3.270        3.03    0.0400      3.078
 1/22/02      1/25/02         3.590        3.03    0.0400      3.411
 2/19/02      2/22/02         3.560        2.92    0.0400      3.382
 3/19/02      3/22/02         3.650        2.95    0.0400      3.468
 4/23/02      4/26/02         3.530        2.97    0.0375      3.354
 5/28/02      5/31/02         3.610        2.91    0.0375      3.430
 6/25/02      6/28/02         3.240        2.72    0.0375      3.078
 7/23/02      7/26/02         2.700        2.44    0.0375      2.565
 8/27/02      8/30/02         2.780        2.39    0.0375      2.641
 9/24/02      9/27/02         2.620        2.29    0.0375      2.489
 10/22/02     10/25/02        2.640        2.12    0.0375      2.508
 11/25/02     11/29/02        2.980        2.41    0.0375      2.831
 12/23/02     12/27/02        3.050        2.43    0.0375      2.898
 1/28/03      1/31/03         3.370        2.51    0.0375      3.201
 2/25/03      2/28/03         3.430        2.51    0.0375      3.259
 3/25/03      3/28/03         3.680        2.59    0.0375      3.496
 4/22/03      4/25/03         3.670        2.73    0.0375      3.487
 5/27/03      5/30/03         3.750        2.84    0.0375      3.563
 6/24/03      6/27/03         4.080        2.97    0.0375      3.876
 7/22/03      7/25/03         3.850        2.96    0.0375      3.658
 8/27/03      8/29/03         3.600        2.85    0.0375      3.420
 9/23/03      9/26/03         3.730        2.95    0.0325      3.544

------
* As of record date.

                                   [GRAPHIC]




                                             Additional Shareholder Information
                                                                    (unaudited)


The Annual Meeting of Shareholders of Zenix Income Fund Inc. was held on July 29, 2003, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

1. Election of Directors

                         Common     Common   Preferred   Preferred
                      Shares Voted  Shares     Shares     Shares
Nominees              For Election Withheld For Election Withheld
------------------------------------------------------------------
Allan J. Bloostein     16,233,734  295,904       N/A        N/A
Dwight B. Crane        16,257,925  271,713       N/A        N/A
Paolo M. Cucchi        16,223,129  306,509     1,398         2
Robert A. Frankel         N/A        N/A       1,398         2
R. Jay Gerken          16,270,764  258,874     1,398         2
Paul Hardin            16,263,932  265,706     1,398         2
William R. Hutchinson     N/A        N/A       1,398         2
George M. Pavia        16,208,457  321,181     1,398         2

                                   [GRAPHIC]




                                                     Dividend Reinvestment Plan
                                                                    (unaudited)


   Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Inc. ("PFPC") as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in street name) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

   The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the Common Stock is equal to or exceeds 98% of the net asset value per share of the Common Stock on the determination date (generally, the record date for the distribution), Plan participants will be issued shares of Common Stock by the Fund at a price equal to the greater of 98% of net asset value or 95% of the market price of the Common Stock.

   If the market price of the Common Stock is less than 98% of the net asset value of the Common Stock at the time of valuation (which is the close of business on the determination date), PFPC will buy common stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the net asset value of the Common Stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) 98% of net asset value as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a

                                                     Dividend Reinvestment Plan
                                                        (unaudited) (continued)


                                   [GRAPHIC]


Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the net asset value of the Common Stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at such net asset value. PFPC will begin to purchase Common Stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

   PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of the Plan participant.

   Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

                                                     Dividend Reinvestment Plan
                                                        (unaudited) (continued)


                                   [GRAPHIC]



   Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at (800) 331-1710.

                    --------------------------------------

   Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

   OFFICERS

   R. Jay Gerken, CFA
   President and
   Chief Executive Officer

   Andrew B. Shoup*
   Senior Vice President and
   Chief Administrative Officer

   Richard L. Peteka
   Chief Financial Officer
   and Treasurer

   Beth A. Semmel, CFA
   Vice President and
   Investment Officer

   Peter J. Wilby, CFA
   Vice President and
   Investment Officer

   Kaprel Ozsolak
   Controller

   Robert I. Frenkel*
   Secretary and Chief
   Legal Officer

   * As of November 25, 2003.

DIRECTORS

Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
  Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

           This report is intended only for the shareholders of the
                            ZENIX Income Fund Inc.
  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

                                 FD01206 11/03

                                    03-5680

ITEM 2.   CODE OF ETHICS.

          Not Applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not Applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

               Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

               Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Zenix Income Fund Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Zenix Income Fund Inc.

Date: December 12, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Zenix Income Fund Inc.

Date: December 12, 2003

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Zenix Income Fund Inc.

Date: December 12, 2003